Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units, SARs and Restricted Stock Units

A summary of the Company’s outstanding restricted shares, phantom share units, SARs and restricted stock units as of and for the years ended December 31, 2018, 2017 and 2016 are presented below:

	Restricted shares		Phantom share units		Stock appreciation rights		Restricted stock units		Stock options
	Number	W.A. grant	Number	W.A. grant	Number of	W.A. grant	Number	W.A. grant	Number	W.A. grant
	of shares	date FV	of units	date FV	SARs	date FV	of units	date FV	of options	date FV
December 31, 2015	44,947	$18.39	$647,001	$14.73	$5,876,811	$2.30	$32,828	$21.03	$—	$—
Granted	56,861	15.48	60,000	18.84	—	—	528,232	16.57	—	—
Vested	(44,947)	18.39	—	—	—	—	(37,374)	18.56	—	—
Exchanged	—	—	(70,000)	19.91	—	—	—	—	—	—
Expired	—	—	—	—	(3,438,614)	2.26	—	—	—	—
Cancelled	—	—	—	—	—	—	(299)	20.21	—	—
December 31, 2016	56,861	15.48	637,001	14.55	2,438,197	2.29	523,387	16.71	—	—
Granted	107,270	8.97	90,000	6.85	—	—	88,293	5.93	—	—
Vested	(56,861)	15.48	—	—	—	—	(537,216)	16.16	—	—
Expired	—	—	—	—	(1,929,260)	2.00	—	—	—	—
Cancelled	(12,737)	9.53	—	—	(22,963)	3.40	(3,280)	9.16	—	—
December 31, 2017	94,533	8.89	727,001	13.60	485,974	3.40	71,184	7.80	—	—
Granted	664,326	7.68	30,000	6.86	—	—	109,248	9.73	500,000	7.20
Vested	(119,509)	8.52	—	—	—	—	(83,220)	9.87	—	—
Exchanged	—	—	(113,333)	18.80	—	—	—	—	—	—
Expired	—	—	—	—	(485,974)	3.40	—	—	—	—
Cancelled	(53,608)	7.10	(76,666)	7.90	—	—	(12,441)	7.28	—	—
December 31, 2018	585,742	$7.76	567,002	$12.97	—	$—	84,771	$8.33	500,000	$7.20